LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 27.6%	Par	Value
United States Treasury Note
4.25%, 01/31/2026	$8,105,000	$8,113,105
4.13%, 02/15/2027	3,785,000	3,797,272
3.63%, 03/31/2028	3,915,000	3,883,649
1.38%, 10/31/2028	27,430,000	25,103,807
3.75%, 12/31/2028	16,410,000	16,298,463
4.25%, 02/28/2029	31,920,000	32,262,891
4.63%, 04/30/2029	39,715,000	40,707,875
3.25%, 06/30/2029	7,810,000	7,594,310
4.00%, 02/28/2030	5,760,000	5,765,850
TOTAL U.S. TREASURY SECURITIES (Cost $142,374,432)		143,527,222

CORPORATE BONDS - 17.4%	Par	Value
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	1,595,000	1,528,457
L3Harris Technologies, Inc., 5.40%, 01/15/2027	935,000	948,086
RTX Corp., 4.13%, 11/16/2028	430,000	423,849
		2,900,392

Agriculture - 0.1%
Philip Morris International, Inc., 4.63%, 11/01/2029	795,000	796,467

Apparel - 0.1%
Tapestry, Inc., 5.10%, 03/11/2030	385,000	384,437

Auto Manufacturers - 0.8%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,425,000	1,431,869
General Motors Financial Co., Inc., 5.35%, 01/07/2030	1,275,000	1,271,216
Toyota Motor Credit Corp.
5.60%, 09/11/2025	395,000	396,831
4.55%, 08/07/2026	320,000	320,944
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	850,000	830,505
		4,251,365

Banks - 5.9%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	2,495,000	2,483,811
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031	2,720,000	2,754,254
Bank of America N.A., 5.53%, 08/18/2026	3,290,000	3,342,084
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	590,000	578,411
Citibank N.A., 4.93%, 08/06/2026	1,490,000	1,499,470
Credit Suisse AG, 5.00%, 07/09/2027	700,000	707,735
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	385,000	382,728
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	935,000	962,732
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,635,000	2,645,424
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	535,000	564,694
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	825,000	854,330
JPMorgan Chase & Co., 5.14% to 01/24/2030 then SOFR + 0.90%, 01/24/2031	3,155,000	3,200,733
Morgan Stanley, 5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031	1,675,000	1,700,795
Morgan Stanley Bank N.A., 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	2,390,000	2,404,365
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	885,000	905,380
State Street Corp., 4.54%, 02/28/2028	765,000	768,204
Toronto-Dominion Bank
3.77%, 06/06/2025	585,000	583,876
1.25%, 09/10/2026	1,375,000	1,314,656
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	860,000	882,876
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	2,250,000	2,309,407
		30,845,965

Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	845,000	856,411

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	1,095,000	1,114,011

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	420,000	415,629

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	420,000	423,524

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	950,000	938,821

Cosmetics & Personal Care - 0.5%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,690,000	1,655,796
Unilever Capital Corp., 4.25%, 08/12/2027	970,000	971,257
		2,627,053

Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,840,000	1,881,110
Air Lease Corp., 5.85%, 12/15/2027	980,000	1,008,624
Private Export Funding Corp., 3.25%, 06/15/2025	510,000	508,685
		3,398,419

Electric - 1.5%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	495,000	499,401
Duke Energy Progress LLC, 4.35%, 03/06/2027	960,000	963,374
Florida Power & Light Co.
5.05%, 04/01/2028	1,055,000	1,074,517
4.40%, 05/15/2028	1,310,000	1,310,500
Georgia Power Co., 5.00%, 02/23/2027	1,165,000	1,179,251
NSTAR Electric Co., 3.20%, 05/15/2027	870,000	848,989
Southern California Edison Co., 1.20%, 02/01/2026	255,000	247,311
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,515,945	1,525,327
		7,648,670

Electronics - 0.3%
Honeywell International, Inc.
4.65%, 07/30/2027	1,080,000	1,086,942
4.88%, 09/01/2029	425,000	432,252
		1,519,194

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	735,000	716,743

Food - 1.8%
General Mills, Inc., 4.88%, 01/30/2030	1,015,000	1,017,595
Mars, Inc.
4.60%, 03/01/2028 (a)	3,855,000	3,868,108
4.80%, 03/01/2030 (a)	3,845,000	3,862,504
Sysco Corp., 3.25%, 07/15/2027	730,000	710,263
		9,458,470

Healthcare-Services - 0.1%
HCA, Inc., 5.00%, 03/01/2028	550,000	554,179

Insurance - 0.3%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	600,000	595,069
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	330,000	335,386
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	615,000	598,102
		1,528,557

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	460,000	468,928

Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	289,000	288,623

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	415,000	424,028

Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	435,000	439,947
Astrazeneca Finance LLC, 4.80%, 02/26/2027	375,000	378,839
CVS Health Corp.
2.88%, 06/01/2026	1,720,000	1,685,133
5.00%, 01/30/2029	280,000	281,221
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,755,000	1,757,304
		4,542,444

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028	755,000	785,126
Energy Transfer LP, 6.05%, 12/01/2026	1,665,000	1,700,993
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	450,000	449,994
Williams Cos., Inc., 4.90%, 03/15/2029	550,000	553,113
		3,489,226

REITS - 0.7%
American Homes 4 Rent LP, 4.90%, 02/15/2029	415,000	415,788
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	510,000	506,029
Essex Portfolio LP, 1.70%, 03/01/2028	420,000	386,244
Kite Realty Group LP, 4.00%, 10/01/2026	1,310,000	1,295,285
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	950,000	968,585
		3,571,931

Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	705,000	714,624
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,000,000	1,018,051
4.20%, 04/01/2030	430,000	419,040
		2,151,715

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	545,000	549,458

Software - 0.1%
Oracle Corp., 4.80%, 08/03/2028	685,000	689,994

Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	1,065,000	1,017,585
T-Mobile USA, Inc.
4.80%, 07/15/2028	700,000	704,794
4.85%, 01/15/2029	1,355,000	1,362,011
Verizon Communications, Inc., 2.10%, 03/22/2028	1,130,000	1,055,539
		4,139,929
TOTAL CORPORATE BONDS (Cost $89,704,641)		90,694,583

COMMODITY POOLS - 15.0%	Shares	Value
Galaxy Commodity - Polaris Fund LLC (c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC		24,703,500
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC		27,847,765
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)		25,502,405
TOTAL COMMODITY POOLS (Cost $102,263,304)		78,053,670

MORTGAGE-BACKED SECURITIES - 10.5%	Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.58% (1 mo. Term SOFR + 1.26%), 04/15/2034 (a)	1,250,000	1,181,250
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 6.01% (1 mo. Term SOFR + 1.69%), 07/15/2041 (a)	500,000	498,752
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 5.47% (1 mo. Term SOFR + 1.15%), 01/15/2039 (a)	3,400,898	3,382,856
BX Trust
Series 2021-CIP, Class A, 5.35% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)	2,702,610	2,695,853
Series 2021-XL2, Class B, 5.43% (1 mo. Term SOFR + 1.11%), 10/15/2038 (a)	2,450,000	2,439,281
Series 2023-DELC, Class A, 7.01% (1 mo. Term SOFR + 2.69%), 05/15/2038 (a)	700,000	700,438
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.38% (1 mo. Term SOFR + 1.06%), 10/15/2038 (a)	1,050,000	1,039,500
Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	987,613
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032 (a)	1,750,000	1,426,249
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.55% (1 mo. Term SOFR + 1.23%), 11/15/2038 (a)	2,646,919	2,632,857
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 6.80% (30 day avg SOFR US + 2.46%), 01/25/2031	911,844	927,655
Series 2022-R04, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2042 (a)	1,640,000	1,690,904
Series 2022-R05, Class 2M2, 7.34% (30 day avg SOFR US + 3.00%), 04/25/2042 (a)	130,000	133,310
Series 2022-R06, Class 1M2, 8.19% (30 day avg SOFR US + 3.85%), 05/25/2042 (a)	915,000	956,175
Series 2022-R07, Class 1M2, 8.99% (30 day avg SOFR US + 4.65%), 06/25/2042 (a)	1,870,000	1,989,213
Series 2022-R08, Class 1M2, 7.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (a)	2,140,000	2,230,435
Series 2023-R01, Class 1M2, 8.09% (30 day avg SOFR US + 3.75%), 12/25/2042 (a)	2,830,000	2,977,245
Series 2023-R02, Class 1M2, 7.69% (30 day avg SOFR US + 3.35%), 01/25/2043 (a)	2,000,000	2,096,309
Series 2023-R04, Class 1M2, 7.89% (30 day avg SOFR US + 3.55%), 05/25/2043 (a)	2,000,000	2,107,109
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	397,449	395,323
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.84% (30 day avg SOFR US + 4.50%), 06/25/2042 (a)	1,485,000	1,576,892
Series 2022-DNA6, Class M1B, 8.04% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	1,830,000	1,924,188
Series 2023-DNA1, Class M1B, 7.44% (30 day avg SOFR US + 3.10%), 03/25/2043 (a)	760,000	790,708
Series 2023-DNA2, Class M1B, 7.59% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	2,195,000	2,294,327
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (e)	395,886	386,898
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 5.68% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	3,685,000	3,660,738
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(e)	701,505	628,062
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	853,825	823,966
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.23% (1 mo. Term SOFR + 0.92%), 04/15/2038 (a)	609,421	607,897
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(e)	78,210	74,966
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 5.96% (1 mo. Term SOFR + 1.64%), 03/15/2039 (a)	700,000	699,523
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.31% (1 mo. Term SOFR + 1.99%), 08/15/2029 (a)	1,000,000	999,689
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.31% (1 mo. Term SOFR + 0.99%), 07/15/2038 (a)	3,250,000	3,114,336
SMR Mortgage Trust, Series 2022-IND, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 02/15/2039 (a)	3,433,789	3,398,006
TX Trust, Series 2024-HOU, Class A, 5.91% (1 mo. Term SOFR + 1.59%), 06/15/2039 (a)	600,000	598,883
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	469,467	462,813
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060 (a)(f)	84,340	82,585
TOTAL MORTGAGE-BACKED SECURITIES (Cost $55,503,142)		54,612,804

U.S. GOVERNMENT AGENCY ISSUES - 8.2%	Par	Value
Federal Farm Credit Banks Funding Corp., 4.38%, 03/08/2027	3,720,000	3,749,776
Federal Home Loan Banks
2.07%, 08/28/2025	5,970,000	5,915,409
0.60%, 02/12/2026	3,100,000	3,007,087
4.75%, 04/09/2027	6,200,000	6,297,903
1.10%, 02/25/2028	6,475,000	5,971,392
Federal National Mortgage Association
1.88%, 09/24/2026	4,523,000	4,385,575
0.75%, 10/08/2027	14,670,000	13,561,478
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	3,403	3,171
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $42,405,031)		42,891,791

ASSET-BACKED SECURITIES - 8.1%	Par	Value
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/15/2029	2,810,000	2,861,460
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(e)	25,666	24,702
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.48% (1 mo. Term SOFR + 1.16%), 01/25/2034	262,120	271,428
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 6.08% (1 mo. Term SOFR + 1.76%), 03/15/2032	87,082	90,382
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	3,475,000	3,515,457
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,909,652
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	2,875,000	2,882,514
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	1,983,375	1,891,794
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	198,654	195,747
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)	869,662	819,901
Ford Credit Auto Owner Trust, Series 2024-D, Class A3, 4.61%, 08/15/2029	800,000	805,264
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,580,867
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)	482,761	473,695
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	1,210,989	1,225,066
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,099,668
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	1,890,000	1,924,719
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)	137,510	134,825
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	324,536	306,437
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	100,769	100,486
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	449,085	407,920
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)	2,328,000	2,256,877
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)	1,154,651	1,018,978
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)	2,480,813	2,348,382
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)	1,330,000	1,339,136
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (a)	1,050,000	1,044,364
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	5,500,000	5,579,037
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	2,018,664
TOTAL ASSET-BACKED SECURITIES (Cost $42,265,434)		42,127,422

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%	Par	Value
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,788,077
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.01% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)	1,257,196	1,254,053
Fannie Mae Connecticut Avenue Securities, Series 2023-R05, Class 1M2, 7.44% (30 day avg SOFR US + 3.10%), 06/25/2043 (a)	225,000	234,195
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA1, Class M1B, 7.84% (30 day avg SOFR US + 3.50%), 05/25/2043 (a)	1,010,000	1,071,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,285,955)		5,347,909

MUNICIPAL BONDS - 0.4%	Par	Value
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	317,189
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,934,017
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,251,206

TOTAL INVESTMENTS - 88.2% (Cost $482,076,939)		459,506,607
Money Market Deposit Account - 2.4% (g)(h)		12,349,813
Other Assets in Excess of Liabilities - 9.4%(i)		48,763,054
TOTAL NET ASSETS - 100.0%		$520,619,474
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $86,476,095 or 16.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris  Fund, LLC (“Galaxy”). Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(g)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $44,447.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(i)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $434,424.

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
March 31, 2025	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty

7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$38,028,071	$(889,762)	$–	$(889,762)	Deutsche Bank AG

The underlying components of the basket as of March 31, 2025 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Apr-25	365	$25,923,839	9.64%
Brent Crude (ICE)	Apr-25	271	20,089,380	7.47%
Natural Gas	Jan-26	393	19,991,467	7.44%
Natural Gas	May-25	296	12,644,612	4.70%
Soybean	May-25	160	8,243,631	3.07%
Copper (COMEX)	Jul-25	39	5,010,093	1.87%
Natural Gas	Aug-25	90	4,051,101	1.51%
Gasoline RBOB	Apr-25	34	3,224,769	1.20%
Corn	Jul-25	141	3,219,682	1.20%
Gold	Jun-25	10	3,212,421	1.20%
Natural Gas	Feb-26	69	3,086,349	1.15%
Natural Gas	Sep-25	54	2,465,318	0.92%
Heating Oil	May-25	26	2,430,373	0.90%
Natural Gas (NYMEX)	Feb-26	153	1,711,959	0.64%
Soybean Meal	Jul-25	51	1,550,015	0.58%
Endex Dutch TTF Gas Future	Dec-25	48	1,546,067	0.58%
Live Cattle	Aug-25	17	1,350,918	0.50%
Live Cattle	Apr-25	16	1,323,329	0.49%
Natural Gas	Mar-26	28	1,110,915	0.41%
Natural Gas (NYMEX)	Sep-26	103	1,104,831	0.41%
Natural Gas (NYMEX)	Jul-26	103	1,098,640	0.41%
Natural Gas (NYMEX)	Jun-26	103	1,087,933	0.41%
Natural Gas (NYMEX)	Aug-26	100	1,055,255	0.39%
Natural Gas (NYMEX)	Apr-26	103	1,032,466	0.38%
Natural Gas (NYMEX)	May-26	100	1,023,293	0.38%
Endex Dutch TTF Gas Future	Feb-26	31	980,157	0.37%
Natural Gas (NYMEX)	Apr-25	94	968,590	0.36%
Cotton No.2	Jul-25	27	923,825	0.34%
Endex Dutch TTF Gas Future	Jan-26	31	914,804	0.34%
Total Purchase Contracts			132,376,032	49.26%

Sale Contracts:(1)
Natural Gas	Feb-25	(304)	$22,154,801	8.24%
WTI Crude (NYMEX)	Jan-25	(206)	20,888,593	7.77%
Natural Gas	Dec-25	(155)	15,753,711	5.86%
Brent Crude (ICE)	May-25	(83)	15,007,023	5.58%
Soybean	Jun-25	(119)	8,779,722	3.27%
Corn	Feb-25	(41)	4,837,382	1.80%
Copper (COMEX)	Jan-25	(421)	4,442,814	1.65%
Heating Oil	Mar-25	(82)	2,955,868	1.10%
WTI Crude (NYMEX)	May-25	(131)	2,815,416	1.05%
Gasoline RBOB	Mar-25	(39)	2,563,401	0.95%
Live Cattle	May-25	(74)	2,146,875	0.80%
Natural Gas	Nov-25	(55)	2,017,470	0.75%
Natural Gas	May-25	(18)	2,001,236	0.74%
Endex Dutch TTF Gas Future	Apr-25	(78)	1,674,049	0.62%
Soybean Meal	Jan-25	(18)	1,620,309	0.60%
Endex Dutch TTF Gas Future	Apr-25	(20)	1,316,865	0.49%
Cotton No.2	Apr-25	(15)	1,131,618	0.42%
Natural Gas	Nov-25	(26)	1,029,623	0.38%
Milling Wheat	Apr-25	(15)	1,024,081	0.38%
Natural Gas	May-25	(27)	971,660	0.36%
Total Sale Contracts			115,132,517	42.81%
Other Futures Contracts			19,248,534	7.16%
Total Futures Contracts			266,757,083	99.23%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$1,666,110	0.62%
Other Cash and Foreign Currency			407,365	0.15%
Total Cash and Foreign Currency			2,073,475	0.77%
Total Underlying Positions			$268,830,558	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Long/Short Commodities Strategy Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$143,527,222	$–	$143,527,222
Corporate Bonds	–	90,694,583	–	90,694,583
Commodity Pools(a)	–	–	–	78,053,670
Mortgage-Backed Securities	–	54,612,804	–	54,612,804
U.S. Government Agency Issues	–	42,891,791	–	42,891,791
Asset-Backed Securities	–	42,127,422	–	42,127,422
Collateralized Mortgage Obligations	–	5,347,909	–	5,347,909
Municipal Bonds	–	2,251,206	–	2,251,206
Total Investments	$–	$381,452,937	$–	$459,506,607

Other Financial Instruments:
Total Return Swaps*	–	24,161,494	–	24,161,494
Total Other Financial Instruments	$–	$24,161,494	$–	$24,161,494

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $78,053,670 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.